FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Assets	$ 35,823,605	$ 37,030,025
Liabilities	32,675,685	34,091,826
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,139,488	2,292,161
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	408,313	480,926
Level 3 [Member]
Disclosure of financial assets [line items]
Assets	62,134	79,181	$ 39,913
Liabilities	7	43
Trading investments [Member]
Disclosure of financial assets [line items]
Assets	485,736	396,987
Available for sale investments [Member]
Disclosure of financial assets [line items]
Assets	2,574,546	3,388,906
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	2,238,647	2,500,782
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	323,767	396,289
Recurrent Basis [Member]
Disclosure of financial assets [line items]
Assets	5,622,696	6,682,964
Liabilities	2,547,801	2,773,087
Recurrent Basis [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,139,488	2,292,161
Recurrent Basis [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	408,313	480,926
Recurrent Basis [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	3,354,635	3,263,739
Liabilities	408,313	480,926
Recurrent Basis [Member] | Level 1 [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities
Recurrent Basis [Member] | Level 1 [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities	408,313	480,926
Recurrent Basis [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	2,245,074	3,379,191
Liabilities	2,139,481	2,292,118
Recurrent Basis [Member] | Level 2 [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	2,139,481	2,292,118
Recurrent Basis [Member] | Level 2 [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities
Recurrent Basis [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	22,987	40,034
Liabilities	7	43
Recurrent Basis [Member] | Level 3 [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Liabilities	7	43
Recurrent Basis [Member] | Level 3 [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities
Recurrent Basis [Member] | Trading investments [Member]
Disclosure of financial assets [line items]
Assets	485,736	396,987
Recurrent Basis [Member] | Trading investments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	481,642	396,011
Recurrent Basis [Member] | Trading investments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	4,094	976
Recurrent Basis [Member] | Trading investments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Available for sale investments [Member]
Disclosure of financial assets [line items]
Assets	2,574,546	3,388,906
Recurrent Basis [Member] | Available for sale investments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	2,549,226	2,471,439
Recurrent Basis [Member] | Available for sale investments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	24,674	916,808
Recurrent Basis [Member] | Available for sale investments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	646	659
Recurrent Basis [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Assets	2,238,647	2,500,782
Recurrent Basis [Member] | Financial derivative contracts [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Financial derivative contracts [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets	2,216,306	2,461,407
Recurrent Basis [Member] | Financial derivative contracts [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets	22,341	39,375
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets	323,767	396,289
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Assets	323,767	396,289
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Assets
Recurrent Basis [Member] | Guarantee Deposits (Margin Accounts) [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Assets